Redeemable Convertible Preference Shares - Schedule of Preference Shares Activities (Details) - Agroz Inc. RCPS [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2025 MYR (RM) shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2024 MYR (RM) shares
Schedule of Preference Shares Activities [Line Items]
Beginning balance Shares (in Shares)	899,920	899,920	604,870
Beginning balance Amount | RM	RM 9,590,370		RM 6,483,536
Issuance of Shares (in Shares)			714,979
Issuance of Amount | RM			RM 7,989,890
Conversion of Shares (in Shares)			(419,929)
Conversion of Amount | RM			RM (4,389,989)
Equity component of Shares (in Shares)
Equity component of Amount | RM			RM (321,679)
Foreign exchange loss of Amount | RM	RM (542,811)		RM (171,388)
Ending balance Shares (in Shares)	899,920	899,920	899,920
Ending balance Amount	RM 9,047,559	$ 2,141,079	RM 9,590,370
Ending balance Shares (in Shares)	899,920		899,920
Ending balance Amount (in Dollars)	RM 9,047,559		RM 9,590,370